Submission	Mar. 24, 2025
Submission [Line Items]
Central Index Key	0000776901
Registrant Name	Independent Bank Corp.
Registration File Number	333-281375
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES